Vessels (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Operating vessels and drydock rollforward	Operating vessels and drydock

In thousands of U.S. dollars	Vessels	Drydock	Total

Cost
As of January 1, 2020	$4,611,945	$108,523	$4,720,468
Additions (1)	162,404	40,801	203,205
Write-offs (2)	(847)	(16,850)	(17,697)
As of December 31, 2020	4,773,502	132,474	4,905,976

Accumulated depreciation and impairment
As of January 1, 2020	(665,586)	(46,724)	(712,310)
Charge for the period	(170,409)	(23,859)	(194,268)
Impairment loss	(14,207)	—	(14,207)
Write-offs (2)	847	16,850	17,697
As of December 31, 2020	(849,355)	(53,733)	(903,088)
Net book value
As of December 31, 2020	$3,924,147	$78,741	$4,002,888

Cost
As of January 1, 2019	$4,469,102	$86,352	$4,555,454
Additions (1)	145,150	45,271	190,421
Write-offs (2)	(2,307)	(23,100)	(25,407)
As of December 31, 2019	4,611,945	108,523	4,720,468

Accumulated depreciation and impairment
As of January 1, 2019	(506,443)	(51,222)	(557,665)
Charge for the period	(161,450)	(18,602)	(180,052)
Write-offs (2)	2,307	23,100	25,407
As of December 31, 2019	(665,586)	(46,724)	(712,310)
Net book value
As of December 31, 2019	$3,946,359	$61,799	$4,008,158

(1)Additions in 2020 and 2019 primarily relate to the drydock, BWTS, and scrubber costs incurred on certain of our vessels.
(2)Represents the write-offs of fully depreciated equipment and notional drydock costs on certain of our vessels.

Summary of cost capitalized [Table Text Block]
The following is a summary of the items that were capitalized during the year ended December 31, 2020:

In thousands of U.S. dollars	Drydock	Notional component of scrubber (1)	Total drydock additions	Scrubber	BWTS	Other equipment	Capitalized interest	Total vessel additions
Handymax	$1,284	$—	$1,284	$—	$1,932	$157	$—	$2,089
MR	$11,088	$3,000	$14,088	$50,425	$15,247	$1,419	$629	$67,720
LR1	$3,123	$600	$3,723	$13,032	$—	$211	$210	$13,453
LR2	$18,406	$3,300	$21,706	$63,818	$13,507	$1,246	$571	$79,142
	$33,901	$6,900	$40,801	$127,275	$30,686	$3,033	$1,410	$162,404
The following is a summary of the items that were capitalized during the year ended December 31, 2019:

In thousands of US dollars	Drydock	Notional component of scrubber (1)	Total drydock additions	Scrubber	BWTS	Other equipment	Capitalized Interest	Total vessel additions
Handymax	$15,642	$—	$15,642	$—	$24,398	$782	$240	$25,420
MR	16,699	2,250	18,949	40,925	14,503	2,440	1,152	59,020
LR1	—	450	450	7,721	—	590	197	8,508
LR2	8,130	2,100	10,230	43,590	5,486	1,901	1,225	52,202
	$40,471	$4,800	$45,271	$92,236	$44,387	$5,713	$2,814	$145,150

Schedule of future expected payments for purchase commitments
The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of December 31, 2020 (1):

As of December 31,
Amounts in thousands of US dollars	2020
Less than 1 month	$154
1-3 months	141
3 months to 1 year	9,483
1-5 years	12,479
5+ years	—
Total	$22,257
(1)These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs. The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers (under the amended agreement) and BWTS.

Amounts in thousands of US dollars	March 30, 2021
Less than 1 month	$154
1-3 months	5,417
3 months to 1 year	6,936
1-5 years	17,884
5+ years	—
Total	$30,391

Schedule of collateral agreements	, which includes right of use assets that are accounted for under IFRS 16 (and are further described in Note 6), along with the respective borrowing or lease financing facility (which are described in Note 12) as of December 31, 2020:

Credit Facility	Vessel Name
$116.0 Million Lease Financing	STI Oxford, STI Selatar, STI Gramercy, STI Queens
$157.5 Million Lease Financing	STI Alexis, STI Benicia, STI Duchessa, STI Mayfair, STI San Antonio, STI St. Charles, STI Yorkville
$670.0 Million Lease Financing	STI Lobelia, STI Lotus, STI Lily, STI Lavender, STI Magic, STI Majestic, STI Mystery, STI Marvel, STI Magnetic, STI Millenia, STI Magister, STI Mythic, STI Marshall, STI Modest, STI Maverick, STI Miracle, STI Maestro, STI Mighty, STI Maximus
2018 CMB Lease Financing	STI Milwaukee, STI Battery, STI Tribeca, STI Bronx, STI Manhattan, STI Seneca,
2018 NIBC Credit Facility	STI Soho, STI Memphis
2019 DNB / GIEK Credit Facility	STI Condotti, STI Sloane
2020 $225.0 Million Credit Facility	STI Pride, STI Providence, STI Nautilus, STI Gallantry, STI Guard, STI Spiga, STI Savile Row, STI Kingsway, STI Carnaby
2020 TSFL Lease Financing	STI Galata, STI La Boca
2020 CMB Lease Financing	STI Bosphorus, STI Leblon
2020 SPDB-FL Lease Financing	STI San Telmo, STI Donald C Trauscht, STI Esles II, STI Jardins
ABN AMRO / K-Sure Credit Facility	STI Precision, STI Prestige
ABN AMRO / SEB Credit Facility	STI Hammersmith, STI Westminster, STI Winnie, STI Lauren, STI Connaught
AVIC Lease Financing	STI Fontvieille, STI Ville, STI Brooklyn, STI Rose, STI Rambla
BCFL Lease Financing (LR2s)	STI Solace, STI Solidarity, STI Stability
BCFL Lease Financing (MRs)	STI Amber, STI Topaz, STI Ruby, STI Garnet, STI Onyx
BNPP Sinosure Credit Facility	STI Elysees, STI Fulham, STI Hackney, STI Orchard, STI Park
China Huarong Lease Financing	STI Opera, STI Venere, STI Virtus, STI Aqua, STI Dama, STI Regina
Citi / K-Sure Credit Facility	STI Excellence, STI Executive, STI Experience, STI Express
COSCO Shipping Lease Financing	STI Battersea, STI Wembley, STI Texas City, STI Meraux
Credit Agricole Credit Facility	STI Exceed, STI Excel, STI Excelsior, STI Expedite
CSSC Lease Financing	STI Goal, STI Guide, STI Gauntlet, STI Gladiator, STI Gratitude
Hamburg Commercial Credit Facility	STI Poplar, STI Veneto
ING Credit Facility	STI Black Hawk, STI Rotherhithe, STI Pontiac, STI Osceola, STI Notting Hill, STI Jermyn, STI Lombard, STI Grace, STI Brixton, STI Broadway, STI Comandante, STI Finchley, STI Pimlico
KEXIM Credit Facility	STI Madison
Ocean Yield Lease Financing	STI Sanctity, STI Steadfast, STI Supreme, STI Symphony
Prudential Credit Facility	STI Acton, STI Camden, STI Clapham
IFRS 16 - Leases - 3 MR	STI Beryl, STI Larvotto, STI Le Rocher
IFRS 16 - Leases - 7 Handymax	Sky, Steel, Stone I, Style